Schedule of reclassification of cumulative foreign exchange losses recognized (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (8,460)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(6,908)
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(5,390)
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,824)
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,384)
Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,475)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	(5,180)
Average [Member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (36,621)